Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 27,485	$ 26,189
Less accumulated depreciation	(16,762)	(15,804)
Net premises and equipment	10,723	10,385
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,882	13,873
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	0	264
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,616	10,075
Computer software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,987	$ 1,977